Average Annual Total Returns{- Fidelity Freedom Blend 2045 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2045 Fund - Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	18.02%	12.60%	[1]	16.46%	11.12%	[1]	11.45%	9.44%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018